Marketable Securities Held in Trust Account	6 Months Ended
Sep. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Marketable Securities Held in Trust Account

Note 5 - Marketable Securities Held in Trust Account

At September 30, 2023, substantially all of the assets held in the Trust Account were held in money market funds, which are invested primarily in U.S. Treasury securities. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest earned on marketable securities held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information. As of September 30, 2023 and March 31, 2023, the marketable securities held in the Trust Account were $6,647,795 and $9,160,803, respectively.